DIVIDEND (Details Narrative)	Feb. 07, 2022 USD ($) $ / shares	Feb. 07, 2022 HKD ($) $ / shares	Dec. 31, 2020 HKD ($)	Dec. 01, 2020 $ / shares
Dividend
Dividends declared	$ 512,722	$ 4,000,000	$ 3,750,000
Dividends price per share | (per share)	$ 0.03	$ 0.27		$ 0.25
Dividend paid date	Feb. 17, 2022